SCHEDULE OF PROVED UNDEVELOPED RESERVES WELLS (Details)		Dec. 31, 2022 USD ($) Well bbl	Dec. 31, 2021 bbl	Dec. 31, 2020 bbl
Planned PUD wells | Well		14
Future wells costs | $	[1]	$ 21,000,000
Total gross PUD added		1,685,331	2,942,406	4,070,520
Total net PUD added		970,033
Year One [Member]
Planned PUD wells | Well		4
Future wells costs | $	[1]	$ 6,000,000
Total gross PUD added		528,472
Total net PUD added		304,175
Year Two [Member]
Planned PUD wells | Well		6
Future wells costs | $	[1]	$ 9,000,000
Total gross PUD added		725,694
Total net PUD added		417,690
Year Three [Member]
Planned PUD wells | Well		4
Future wells costs | $	[1]	$ 6,000,000
Total gross PUD added		431,165
Total net PUD added		248,168

[1]	Future wells costs are the capital expenditures associated with the new wells costs and do not include other capital expenditures such as production facilities.